UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Florida Municipal Bond Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Florida Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Florida - 138.7%	Boynton Beach, Florida, M/F Housing Mortgage Revenue Refunding Bonds
	(Clipper Cove Apartments), 5.30%, 1/01/23 (a)	$1,000	$947,410
	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
	Revenue Bonds (Health First Inc. Project), 5%, 4/01/36	1,000	941,290
	Colonial Country Club Community Development District, Florida, Special
	Assessment Revenue Bonds, 6.40%, 5/01/33	1,585	1,612,943
	Florida Municipal Loan Council, Revenue Refunding Bonds, Series A,
	5.125%, 5/01/32 (b)	3,150	3,189,438
	Gateway Services Community Development District, Florida, Special
	Assessment Bonds (Stoneybrook Project), 5.50%, 7/01/08	20	19,990
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
	Refunding Bonds, Series A, 5.125%, 10/01/32 (c)	2,100	2,132,445
	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
	Improvement Bonds, Series A, 5.25%, 6/01/26	1,000	968,330
	Heritage Harbour North Community Development District, Florida, Capital
	Improvement Bonds, 6.375%, 5/01/38	750	671,010
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), Series A, 6%, 11/15/11 (d)	4,900	5,434,688
	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
	Bonds (Adventist Health System), Series C, 5.25%, 11/15/36	1,200	1,179,084
	Hillsborough County, Florida, Aviation Authority, Revenue Refunding
	Bonds, Series D, 5.50%, 10/01/26 (e)	500	531,155
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds
	(H. Lee Moffitt Cancer Center Project), Series A, 5.25%, 7/01/37	1,000	965,280
	Hillsborough County, Florida, IDA, PCR, Refunding
	(Tampa Electric Company Project), 5.50%, 10/01/23	1,810	1,802,434
	Hillsborough County, Florida, IDA, PCR, Refunding
	(Tampa Electric Company Project), Series A, 5.65%, 5/15/18	400	404,296
	Jacksonville Electric Authority, Florida, Saint John's River Power Park
	System Revenue Bonds, Issue Three, Series 2, 4.75%,10/01/33	420	407,329
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Baptist Medical), VRDN, 1.13%, 8/15/34 (f)	2,300	2,300,000
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Charity Obligation Group), VRDN, Series C, 1.15%,
	8/15/19 (b)(f)	2,100	2,100,000
	Lakeland, Florida, Hospital System Revenue Bonds
	(Lakeland Regional Health System), 5.50%, 11/15/12 (d)	3,000	3,300,720

Portfolio Abbreviations
To simplify the listings of BlackRock Florida Municipal Bond Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
CABS	Capital Appreciation Bonds	M/F	Multi-Family
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BlackRock Florida Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Madison County, Florida, First Mortgage Revenue Bonds
(Twin Oaks Project), Series A, 6%, 7/01/25	$865	$821,646
Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	1,500	1,547,325
Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
5.25%, 5/01/30 (e)	600	612,534
Miami-Dade County, Florida, School Board, COP, Refunding, Series B,
5.25%, 5/01/31 (e)	1,000	1,019,320
Miami-Dade County, Florida, Special Obligation Revenue Bonds,
Sub-Series B, 5.95%, 10/01/30 (b)(g)	10,000	2,947,500
Miami-Dade County, Florida, Special Obligation Revenue Bonds,
Sub-Series B, 5.80%, 10/01/32 (b)(g)	5,410	1,421,964
Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds,
Series A, 5.89%, 10/01/26 (b)(g)	5,500	2,069,650
Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk
Improvement Program), 5%, 1/01/37 (b)	1,000	1,004,490
New River Community Development District, Florida, Capital
Improvement Revenue Bonds, Series B, 5%, 5/01/13	750	684,930
Orange County, Florida, Educational Facilities Authority, Educational
Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/37 (h)	1,000	1,016,460
Orange County, Florida, Health Facilities Authority, Health Care Revenue
Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	340	312,433
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Bonds (Orlando Regional Healthcare), 5.75%, 12/01/12 (d)	5,000	5,542,450
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Bonds (Orlando Regional Healthcare), 5.70%, 7/01/26	305	277,678
Orange County, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Orlando Regional Healthcare), Series B, 5.25%,
12/01/29 (c)	600	618,498
Orange County, Florida, Tourist Development, Senior Lien Tax Revenue
Bonds, 5.125%, 4/01/12 (d)(h)	3,350	3,611,065
Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series
A, 5%, 10/01/32 (b)(i)	3,105	3,121,612
Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.68%,
10/01/28 (g)(i)	3,630	1,214,525
Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS,
5.393%, 6/01/32 (g)(h)	1,370	358,844
South Broward, Florida, Hospital District Revenue Bonds,
5.60%, 5/01/12	2,000	2,206,560
South Miami Health Facilities Authority, Florida, Hospital Revenue
Refunding Bonds (Baptist Health System Obligation Group), 5%, 8/15/32	1,000	982,020
Stevens Plantation Improvement Project Dependent Special District,
Florida, Revenue Bonds, 6.375%, 5/01/13	1,560	1,530,017
Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC),
AMT, 6.80%, 10/01/32	2,700	2,707,506

BlackRock Florida Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Suncoast Community Development District, Florida, Capital Improvement
	Revenue Bonds, Series A, 5.875%, 5/01/34	$740	$723,121
	Tolomato Community Development District, Florida, Special Assessment
	Bonds, 6.55%, 5/01/27	650	635,499
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, Series A, 6.50%, 5/01/33	1,345	1,373,312
	Volusia County, Florida, Educational Facility Authority, Educational
	Facilities Revenue Refunding Bonds (Embry-Riddle Aeronautical University
	Project), 5.20%, 10/15/26 (j)	1,250	1,247,575
	Volusia County, Florida, Educational Facility Authority, Educational
	Facilities Revenue Refunding Bonds (Embry-Riddle Aeronautical University
	Project), 5.20%, 10/15/33 (j)	1,610	1,559,205
			70,075,581
Puerto Rico - 2.3%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/44	1,100	1,163,030
	Total Municipal Bonds (Cost - $68,604,370) - 141.0%		71,238,611
	Corporate Bonds
Multi- State - 6.7%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (k)	3,000	3,366,960
	Total Corporate Bonds
	(Cost - $3,000,000) - 6.7%		3,366,960
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (l)
Florida - 10.8%	Jacksonville, Florida, Economic Development Commission, Health Care
	Facilities Revenue Bonds (Mayo Clinic-Jacksonville), 5.50%, 11/15/36	3,500	3,555,563
	Jacksonville, Florida, Electric Authority Revenue Bonds
	(St. John's River), Power Park System, Issue 3, Series 2, 5%, 10/01/37	500	508,339
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Southern Baptist Hospital), Series A, 5%, 8/15/37 (c)	1,390	1,397,990
	Total Municipal Bonds Transferred to Tender Option Bond
	Trusts (Cost - $5,416,326) - 10.8%		5,461,892
	Short-Term Securities	Shares
	CMA Florida Municipal Money Fund, 1.02% (m)(n)	3,548,083	3,548,083
	Total Short-Term Securities
	(Cost - $3,548,083) - 7.0%		3,548,083
	Total Investments (Cost - $80,568,779*) - 165.5%		83,615,546
	Other Assets Less Liabilities - 0.6%		293,714
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (7.1%)		(3,595,583)
	Preferred Shares, at Redemption Value - (59.0%)		(29,783,350)
	Net Assets Applicable to Common Shares - 100.0%		$50,530,327

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$76,869,117
Gross unrealized appreciation	$3,710,034
Gross unrealized depreciation	(557,115)
Net unrealized appreciation	$3,152,919

BlackRock Florida Municipal Bond Trust
Schedule of Investments May 31, 2008 (Unaudited)
(a)	ACA Insured.

(b)	MBIA Insured.

(c)	FSA Insured.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Assured Guaranty Insured.

(f)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(g)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(h)	AMBAC Insured.

(i)	FGIC Insured.

(j)	Radian Insured.

(k)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Trust is not obligated for costs associated with the registration of restricted securities.

(l)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		Net	Dividend
	Affiliate	Activity	Income
	CMA Florida Municipal Money Fund	2,028,129	$36,939
(n)	Represents the current yield as of report date.

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal Bond Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Florida Municipal Bond Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal Bond Trust

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal Bond Trust

Date: July 18, 2008